Critical accounting judgements and key sources of estimation uncertainty	12 Months Ended
Dec. 31, 2023
Disclosure of changes in accounting estimates [abstract]
Critical accounting judgements and key sources of estimation uncertainty
Note 5. Critical accounting judgements and key sources of estimation uncertainty
In the application of the accounting policies, which are described in Note 3. Material information on accounting policies, management must make judgments, estimates and assumptions about the carrying amounts of the assets and liabilities that are not readily observable in other sources. The estimates and underlying assumptions are based on historical experience and other relevant factors. Actual results may differ from these estimates.
Estimates and underlying assumptions are reviewed regularly. Changes to accounting estimates are recognized in the period of the review, if the change only affects that period, or in future periods if the change affects both the current and subsequent periods.
Note 5.1. Critical accounting judgements
5.1.1 Reverse factoring
Significant judgement is involved to evaluate whether a liability under a reverse factoring arrangement is in essence a continuation of an account payable or a derecognition of the account payable liability and recognition of a financing liability. The Group evaluates the requirements under IFRS 9 - Financial instruments and applies judgment to the facts and circumstances as a whole. Specifically, whether interest charged from the suppliers to the Group creates a substantial change in the amount payable, i.e., financing.
5.1.2 Factoring
The Group enters into factoring arrangements where it sells or assigns certain trade receivables to third parties under both recourse and non-recourse programs. Similar, to reverse factoring, significant judgment is required under IFRS 9 to assess whether the Group has substantially transferred all risk and rewards incidental to the trade receivables to the factor. Specifically, whether or not the factor has the right to collect the unpaid invoice amount from the transferor (seller).
5.1.3 Going Concern
Refer to Note 2.1. Going concern for judgements related to going concern.
Note 5.2. Key sources of estimation uncertainty
5.2.1 Goodwill impairment
Determining whether goodwill has been impaired involves calculating the value in use of the cash generating units to which the goodwill has been assigned. The calculation of value in use requires the entity to determine the future cash flows that should arise from the cash-generating units and an appropriate discount rate to calculate the present value. When actual future cash flows are less than expected, an impairment loss may arise.
Goodwill impairment testing relies on a number of critical judgments, estimates and assumptions. Goodwill is tested for impairment at the cash generating unit level. The Group tests at least annually for impairment by calculating the recoverable amount of the cash generating unit and comparing this to its carrying value.
The Group’s impairment testing methodology is in accordance with IAS 36 - Impairment, where the value in use approach is taken into consideration.
The value in use calculations primarily use cash flow projections. There are a number of assumptions and estimates involved for the preparation of cash flow projections. Key assumptions include the growth rate, expected market share, expected gross margin and selection of discount rates, to reflect the risks involved.
Management prepared the financial projections reflecting actual and prior year/period performance and market development expectations. Judgement is required to determine key assumptions adopted in the cash flow projections and changes to key assumptions can significantly affect these cash flow projections and therefore, the results of the impairment reviews. Refer to Note 13. Goodwill, net for further information on the goodwill exposure and estimates applied.
5..2.2 Provisions for contingencies, litigation and lawsuits
The litigation and lawsuits to which the Group is exposed are managed by appropriate legal personnel and are primarily related to labor, civil and administrative disputes. The Group considers that a past event has given rise to a present obligation if there is no realistic alternative to settling the present obligation, independent of future events, considering all the evidence available at the reporting date. It is understood that the probability of an event is more likely than not when the likehood of occurrence is greater than 50%, in which case the provision is recorded. The possible obligations that arise from past events and whose existence will be confirmed only by the occurrence or non-occurrence of one or more uncertain future events that are not entirely under the control of the Group are not recognized in the Consolidated Statement of Financial Position, but are disclosed as contingent liabilities. The occurrence or non-occurrence of events that are deemed remote are not recorded or disclosed. The Group uses the professional judgment of internal and external specialists to determine the possibility of the occurrence of a present obligation. In the estimation of the provision for litigation and lawsuits, Management considers assumptions such as appraisal of the attorneys, estimated duration of the litigation or lawsuit and statistical information of litigation or lawsuits with similar characteristics, among others.
5.2.3 Impairment of accounts receivable
The Group evaluates the impairment of its accounts receivable by the expected credit loss model where it determines its value based on the probability of default, the loss due to default (i.e., the extent of the loss in case of default) and the exposure in the default. The assessment of the probability of default and the loss due to default is based on historical data adjusted by prospective information. Further details of other judgments are in Note 3. Material information on accounting policies.
5.2.4 Recognition of deferred tax assets
Deferred tax assets are recognized for all deductible temporary differences only to the extent that it is probable that taxable profit will be available against which the deductible temporary difference can be used. In determining whether it is probable that taxable profit will be available to realize the Group’s deferred tax assets, Management considered the following sources of taxable income:
•Reversal of taxable temporary differences
•Future taxable profit excluding reversal of temporary differences
•Tax planning opportunities
5.2.5 Reverse reorganization
The excess between the fair value of the shares and equity instruments issued and the net assets acquired is treated as an expense under IFRS 2 (the ‘listing expense’) and it includes certain elements of judgement and estimation including the estimation of the fair value of OpCo prior to the Transaction and the fair value of the private warrants. Refer to Note 28.1. Reverse reorganization for further information related to the Transaction.
The fair value of OpCo was estimated using a combination of a market and income approach under IFRS 13 where the Group forecasted an annual adjusted EBITDA. A market based multiple, as negotiated amongst the independent parties to the Transaction, was then applied to the adjusted EBITDA to arrive at the enterprise value which was then adjusted for OpCo’s net debt.
5.2.6 Private warrants
The private warrants are recorded as financial liabilities on the Consolidated Statement of Financial Position and are remeasured on each reporting date. In assessing the fair value of the private warrants, a Black-Scholes option pricing formula for European calls was used since the warrants are not publicly traded. The model requires the input of subjective assumptions, including the volatility of its own ordinary shares, the expected life, and strike price of the warrants. Any changes in these assumptions can significantly affect the estimate of the fair value of the warrants.
5.2.7 Shares held in escrow
Significant judgement is involved to evaluate whether a contract that may be settled in the issuer’s own equity instruments meets the equity or liability classification. The shares to be delivered in an escrow are recorded as financial liabilities on the Consolidated Statement of Financial Position and are remeasured on each reporting date. In assessing the fair value of the shares, Monte Carlo simulation was applied in a risk-neutral framework assuming a Geometric Brownian Motion for the future stock price. This model is consistent with the Black-Scholes option pricing framework, and was used to account for the path-dependent + 20 out of 30 day features.
5.2.8 Inventory Impairment
The Group evaluates the impairment of its inventories keeping in mind two items:

a.Net Realizable Value(NRV)
b.Inventories Obsolescence analysis.

The NRV is calculated reducing from the sale price the estimated cost to fulfill the inventory and the estimated costs necessary to do the sale.

The inventories obsolescence includes the analysis of goods expiration date, low inventory turnover, unused inventories and other internal and external factors that hit the inventory fulfillment

5.2.9 Useful life of property, plant and equipment and amortization of intangibles with finite useful lives
The Group reviews the estimated useful lives of property, plant and equipment and intangibles with finite useful lives at the end of each annual period.
5.2.10 Useful lives of right-of-use assets
Right-of-use assets depreciate during the shorter of the lease term and the useful life of the underlying asset. If a lease transfers ownership of the underlying asset or the cost of the right-of-use asset reflects that the Group expects to exercise a purchase option, the asset related to the right of use depreciates during the useful life of the underlying asset.
Depreciation begins at the commencement of the lease.